 Equity Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS  December 31, 1995

ISSUER                                  SHARES            VALUE
-----------------------------------------------------------------

 COMMON STOCKS--95.1%

COMMERCIAL SERVICES - 1.9%
Sysco Corp. .......................    140,000       $  4,550,000
                                                     ------------
COMMODITIES - 5.9%
EI Dupont De Nemours & Co. Inc. ...     50,000          3,493,750
Monsanto Co. ......................     12,600          1,543,500
Praxair Inc. ......................    174,000          5,850,750
Temple Inland Inc. ................     79,900          3,525,587
                                                     ------------
                                                       14,413,587
                                                     ------------
CONSUMER-DURABLES - 3.3%
Eastman Kodak Co. .................     81,000          5,427,000
Mattel Inc. .......................     88,300          2,715,225
                                                     ------------
                                                        8,142,225
                                                     ------------
CONSUMER-NON DURABLES - 9.1%
Colgate-Palmolive Co. .............     79,600          5,591,900
Kimberly Clark Corp. ..............     69,810          5,776,777
PepsiCo Inc. ......................     96,000          5,364,000
Philip Morris Inc. ................     63,800          5,773,900
                                                     ------------
                                                       22,506,577
                                                     ------------
CONSUMER SERVICES -6.6%
Capital Cities\ABC Inc. ...........     27,500          3,392,813
Carnival Corp. ....................    185,500          4,521,563
McDonald's Corp. ..................    112,000          5,054,000
Times Mirror Co. ..................     97,800          3,312,974
                                                     ------------
                                                       16,281,350
                                                     ------------
ELECTRONICS/TECHNICAL SERVICES - 13.6%
Cisco Systems, Inc. ...............     72,400          5,402,850
Computer Associates Intl. Inc. ....     86,550          4,922,531
DSC Communications ................    108,900          4,015,688
First Data Corp. ..................     72,317          4,836,199
General Motors Corp. Class "E" ....    125,000          6,500,000
Intel Corp. .......................     44,700          2,536,725
LSI Logic Corp. ...................     63,500          2,079,625
Silicon Graphics Inc.* ............    117,100          3,220,250
                                                     ------------
                                                       33,513,868
                                                     ------------
ENERGY/MINERALS -11.7%
Amoco Corp. .......................     84,500        $ 6,073,438
Exxon Corp. .......................     82,100          6,578,263
Kerr-McGee Corp. ..................     92,000          5,842,000
Mobil Corp. .......................     22,000          2,464,000
Royal Dutch Petroleum Co. ADRs ....     48,700          6,872,788
Union Pacific Resources Group. ....     43,000          1,091,124
                                                     ------------
                                                       28,921,613
                                                     ------------
FINANCE - 9.6%
American International
  Group Inc. ......................     52,500          4,856,250
BankAmerica Corp. .................     60,000          3,885,000
Federal National Mortgage
  Association .....................     45,000          5,585,625
State Street Boston Corp. .........    104,000          4,680,000
USF&G Corp. .......................    276,500          4,665,938
                                                     ------------
                                                       23,672,813
                                                     ------------
HEALTH SERVICES/TECHNOLOGY - 8.7%
Community Health Systems ..........     64,500          2,297,813
Johnson & Johnson .................     63,000          5,394,375
Manor Care Inc. ...................    142,000          4,970,000
Pfizer Inc. .......................    138,500          8,725,500
                                                     ------------
                                                       21,387,688
                                                     ------------
INDUSTRIAL SERVICES - 3.4%
Fluor Corp. .......................     62,000          4,092,000
WMX Technologies Inc. .............    140,000          4,182,500
                                                     ------------
                                                        8,274,500
                                                     ------------
PRODUCER MANUFACTURING - 6.8%
Danaher Corp. .....................    124,000          3,937,000
Emerson Electric Co. ..............     47,000          3,842,250
General Electric Co. ..............     51,000          3,672,000
Xerox Corp. .......................     38,300          5,247,100
                                                     ------------
                                                       16,698,350
                                                     ------------
RETAIL TRADE - 4.7%
Gap Stores Inc. ...................     45,000       $  1,890,000
Limited Inc. ......................    122,400          2,126,700
Nine West Group Inc. ..............     80,800          3,030,000
Toys "R" Us Inc.* .................     97,000          2,109,750
Wal-Mart Stores Inc................    107,000          2,394,125
                                                     ------------
                                                       11,550,575
                                                     ------------
TRANSPORTATION - 2.0%
Norfolk Southern Corp. ............     62,000          4,921,250
                                                     ------------
UTILITIES - 7.8%
FPL Group Inc. ....................     75,000          3,478,125
GTE Corp.  ........................    111,000          4,884,000
Pacificorp ........................    264,000          5,610,000
Texas Utilities ...................    126,000          5,181,750
                                                     ------------
                                                       19,153,875
                                                     ------------
TOTAL COMMON STOCK
 (Identified Cost  $187,466,195) ..                   233,988,271
                                                     ------------
                                     PRINCIPAL
ISSUER                                 AMOUNT              VALUE
-----------------------------------------------------------------

 SHORT-TERM OBLIGATIONS--4.8%

Dresdner Bank
 Repurchase Agreement
 5.93%, due 1/2/96
 proceeds at maturity $1,033,681
 (secured by $1,053,463
 U.S. Treasury Bond 11.25%,
 due 2/15/15)....................  $ 1,033,000        $ 1,033,000
 United States Treasury Bill,
 4.85% due 3/28/96 ..............   11,000,000         10,866,625
                                                     ------------
TOTAL SHORT-TERM
 OBLIGATIONS, AT
 AMORTIZED COST   ...............                      11,899,625
                                                     ------------
TOTAL INVESTMENTS ...............        99.9%        245,887,896
 (Identified Cost $199,365,820)
OTHER ASSETS,
 LESS LIABILITIES ...............         0.1             270,450
                                        -----        ------------
NET ASSETS ......................       100.0%       $246,158,346
                                        =====        ============

 ADRs -- American Depositary Receipts
*Non-income producing security.

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES  December 31, 1995

ASSETS:
Investments at value (Note 1A) (Identified Cost, $199,365,820)................                    $245,887,896
Cash .........................................................................                             592
Dividends and interest receivable ............................................                         400,572
                                                                                                  ------------
    Total assets .............................................................                     246,289,060
                                                                                                  ------------
LIABILITIES:
Payable to affiliates--Investment advisory fees (Note 2) .....................                         105,980
Accrued expenses and other liabilities .......................................                          24,734
                                                                                                  ------------
    Total liabilities ........................................................                         130,714
                                                                                                  ------------
NET ASSETS ...................................................................                    $246,158,346
                                                                                                  ============
REPRESENTED BY:
Paid-in capital for beneficial interests .....................................                    $246,158,346
                                                                                                  ============

See notes to financial statements


 Equity Portfolio
---------------------------------------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
 For the Year Ended December 31, 1995

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $61,341).....................   $ 3,688,624
Interest .................................................................     1,191,030
                                                                             -----------
  Total Income ...........................................................                         $ 4,879,654
EXPENSES:
Investment advisory fees (Note 2) ........................................     1,049,008
Administrative fees (Note 3) .............................................       104,901
Expense fees (Note 6) ....................................................       104,901
                                                                             -----------
  Total expenses .........................................................                           1,258,810
                                                                                                   -----------
  Net investment income ..................................................                           3,620,844
                                                                                                   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions ....................                           7,439,032
Unrealized appreciation (depreciation) of investments--
   Beginning of period ...................................................     5,474,813
   End of period .........................................................    46,522,076
                                                                             -----------
 Net change in unrealized appreciation (depreciation) ....................                          41,047,263
                                                                                                   -----------
   Net realized and unrealized gain (loss) on investments ................                          48,486,295
                                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................                         $52,107,139
                                                                                                   ===========

See notes to financial statements

 Equity Portfolio
------------------------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS

                                                                                              MAY 1, 1994
                                                                                             (COMMENCEMENT
                                                                       YEAR ENDED          OF OPERATIONS) TO
                                                                    DECEMBER 31, 1995      DECEMBER 31, 1994
                                                                    ----------------        ---------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income .............................................  $  3,620,844           $  2,322,467
Net realized gain on investment transactions ......................     7,439,032              2,731,272
Net change in unrealized appreciation (depreciation) of investments    41,047,263               (844,015)
                                                                     ------------           ------------
    Net increase in net assets resulting from operations ..........    52,107,139              4,209,724
                                                                     ------------           ------------

CAPITAL TRANSACTIONS:
Proceeds from contributions .......................................    43,731,563            199,044,676
Value of withdrawals ..............................................   (36,365,840)           (16,568,916)
                                                                     ------------           ------------
    Net increase in net assets from capital transactions ..........     7,365,723            182,475,760
                                                                     ------------           ------------

NET INCREASE IN NET ASSETS: .......................................    59,472,862            186,685,484
NET ASSETS:
Beginning of period ...............................................   186,685,484                     --
                                                                     ------------           ------------
End of period .....................................................  $246,158,346           $186,685,484
                                                                     ============           ============

See notes to financial statements


 Equity Portfolio
------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

                                                                                              MAY 1, 1994
                                                                                             (COMMENCEMENT
                                                                       YEAR ENDED          OF OPERATIONS) TO
                                                                    DECEMBER 31, 1995      DECEMBER 31, 1994
                                                                    ----------------       ----------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted) .........................    $246,158                $186,685
Ratio of expenses to average net assets ...........................       0.60%                   0.60%*
Ratio of net investment income to average net assets ..............       1.73%                   1.81%*
Portfolio turnover ................................................         67%                     35%

* Annualized

See notes to financial statements

 Equity Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS

(1) SIGNIFICANT ACCOUNTING POLICIES
Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. (Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosure in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:

A. INVESTMENT SECURITY VALUATIONS -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. EXPENSES -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

F. OTHER -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

(2) INVESTMENT ADVISORY FEES
The investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $1,049,008 for the year ended December 31, 1995. The investment advisory fees are computed at the annual rate of 0.50% of the Portfolio's average daily net assets.

(3) ADMINISTRATIVE FEES
Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fees amounted to $104,901 for the year ended December 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

(4) PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, other than short-term obligations, aggregated $159,462,767 and $127,550,730, respectively, for the year ended December 31, 1995.

(5) FEDERAL INCOME TAX BASIS OF INVESTMENTS
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost  ........................................   $199,365,820
                                                           ============
Gross unrealized appreciation ..........................   $ 50,907,238
Gross unrealized depreciation ..........................     (4,385,162)
                                                           ------------
Net unrealized appreciation ............................   $ 46,522,076
                                                           ============

(6) EXPENSE FEES
SFG has entered into an expense agreement with the Portfolio. SFG has agreed to pay all of the ordinary operating expenses (excluding interest, taxes, brokerage commissions, litigation costs or other extraordinary costs or expenses) of the Portfolio, other than fees paid under the Advisory Agreement and Administrative Services Agreement. The Agreement may be terminated by either party upon not less than 30 days nor more than 60 days written notice.

The Portfolio has agreed to pay SFG an expense fee on an annual basis accrued daily and paid monthly; provided, however, that such fee shall not exceed the amount such that immediately after any such payment the aggregate ordinary expenses of the Portfolio would, on an annual basis, exceed an agreed upon rate, currently 0.60% of average daily net assets.

(7) LINE OF CREDIT
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended December 31, 1995, the commitment fee allocated to the Portfolio was $1,404. Since the line of credit was established, there have been no borrowings.

 Equity Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE TRUST), WITH RESPECT TO ITS SERIES, EQUITY PORTFOLIO:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Equity Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at December 31, 1995 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at December 31, 1995 by correspondence with the custodian provide a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at December 31, 1995, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.



PRICE WATERHOUSE
Chartered Accountants
Toronto, Ontario
February 7, 1996